March 3, 2003


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:      Dreyfus Premier Value Equity Funds
-        Dreyfus Premier Value Fund
-        Dreyfus Premier International Opportunities Fund
         1940 Act No.: 811-4688
         1933 Act No.: 33-6013

Dear Sir/Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information for the above-referenced Fund does not differ from that contained in the most recent amendment to the Fund's Registration Statement, electronically filed with the Securities and Exchange Commission on February 26, 2003, pursuant to Rule 485(b).


                                                        Very truly yours,

                                                        /s/ Gina Casso

                                                         Gina Casso